Operating Revenues - Cash Flows for Committed Time Charter Revenues (Details) - Time Charter $ in Thousands	Dec. 31, 2025 USD ($)
Concentration Risk [Line Items]
2026	$ 210,417
2027	82,044
2028	46,448
2029	$ 14,199